SCHEDULE OF EXPENSES BY NATURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wages and benefits	$ 3,270,528	$ 1,586,900	$ 874,673
Subcontract fees	1,516,343	3,802,919	834,598
Stock-based compensation	1,769,951	567,859	237,311
Supplies	1,608,306	676,639	137,233
Research and development costs	8,165,128	6,634,317	2,083,815
Stock-based compensation	2,764,419	3,045,086	2,650,830
Wages and benefits	2,643,451	2,233,449	1,619,719
Professional fees	1,155,316	800,551	1,120,805
General expenses	1,304,690	1,188,712	813,951
Depreciation and amortization	1,100,522	813,103	243,674
Management and consulting fees			154,357
Rent and facility costs	87,130	57,097	94,051
Selling, marketing and administration costs	$ 9,055,528	$ 8,137,998	$ 6,697,387